UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen AMT-Free Municipal Credit Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen AMT-Free Municipal Credit Income Fund (NVG)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 157.9% (100.0% of Total Investments)
	Alabama – 1.8% (1.1% of Total Investments)
$ 3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 3,620,141
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
35,355	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	40,512,941
8,100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	7,745,220
	College Project, Series 2015, 5.875%, 4/15/45
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Series 2011B:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	Aa3	1,290,888
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	Aa3	1,038,030
	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales
	Tax Revenue Bonds, Series 2016A:
1,000	5.250%, 8/01/30	8/26 at 100.00	N/R	1,012,630
1,300	5.500%, 8/01/35	8/26 at 100.00	N/R	1,308,840
51,650	Total Alabama			56,528,690
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
7,010	5.000%, 6/01/32	6/17 at 100.00	B3	6,580,427
13,965	5.000%, 6/01/46	6/17 at 100.00	B3	11,842,599
20,975	Total Alaska			18,423,026
	Arizona – 3.2% (2.0% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB+	4,443,404
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
1,485	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	1,499,880
	Refunding Series 2014A, 4.000%, 12/01/39
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A	10,739,100
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/31
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	Aa3	3,255,510
	5.000%, 10/01/29 – AGC Insured
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	1,308,768
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	1,624,185
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	A1	7,657,446
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A3 (4)	1,212,182
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17)
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF2216, 13.249%,	7/17 at 100.00	AA (4)	5,502,224
	7/01/31 – AGM Insured (Pre-refunded 7/01/17) (IF)
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF2217, 13.249%,	7/17 at 100.00	AA (4)	2,909,830
	7/01/31 – AGM Insured (Pre-refunded 7/01/17) (IF)
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	AA– (4)	641,794
	FGIC Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	AA–	376,801
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	8,449,002
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	2,457,724
	2008A, 5.000%, 7/01/33
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,
	Series 2005B:
6,000	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	7,381,080
8,755	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	10,895,685
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis
	Schools, Inc. Projects, Series 2016A:
620	5.000%, 7/01/35	7/25 at 100.00	BB	621,445
1,025	5.000%, 7/01/46	7/25 at 100.00	BB	1,006,366
2,065	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer	7/24 at 101.00	N/R	1,854,721
	Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and
	Refunding Bonds, Edkey Charter Schools Project, Series 2013:
490	6.000%, 7/01/33	7/20 at 102.00	BB	495,091
500	6.000%, 7/01/43	7/20 at 102.00	BB	498,020
300	6.000%, 7/01/48	7/20 at 102.00	BB	296,640
1,375	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey	No Opt. Call	BB	1,454,915
	Charter Schools Project, Series 2014A, 7.375%, 7/01/49
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey
	Charter Schools Project, Series 2016:
1,130	5.250%, 7/01/36	7/26 at 100.00	BB	1,039,577
1,850	5.375%, 7/01/46	7/26 at 100.00	BB	1,662,170
2,135	5.500%, 7/01/51	7/26 at 100.00	BB	1,919,152
885	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	824,015
	Tan Montessori School Project, Series 2016, 6.500%, 2/01/48
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB+	1,097,030
	Company, Series 2010A, 5.250%, 10/01/40
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
7,930	5.000%, 12/01/32	No Opt. Call	BBB+	8,922,757
5,215	5.000%, 12/01/37	No Opt. Call	BBB+	5,915,322
800	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue	7/26 at 100.00	Baa3	829,264
	Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/23 at 100.00	Baa1	2,174,040
	Regional Medical Center, Series 2013A, 5.250%, 8/01/33
92,830	Total Arizona			100,965,140
	Arkansas – 0.2% (0.1% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	1,108,025
20,460	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	5,454,636
22,960	Total Arkansas			6,562,661
	California – 19.1% (12.1% of Total Investments)
45	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	Baa2	41,719
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
2,120	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	Baa2 (4)	2,002,573
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	3,680,141
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
12,550	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	A2	5,908,666
	Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	3,882,905
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A1	5,597,800
	2013S-4, 5.000%, 4/01/38
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
3,275	5.450%, 6/01/28	12/18 at 100.00	B3	3,320,785
2,975	5.650%, 6/01/41	12/18 at 100.00	B2	3,027,539
10,040	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2007,	No Opt. Call	AAA	12,686,142
	5.000%, 3/15/39 (UB) (5)
20,085	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series	No Opt. Call	AAA	26,019,314
	20014U-6, 5.000% 5/01/45 (UB) (5)
13,465	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series	No Opt. Call	AAA	17,503,557
	2016U-7, 5.000%, 6/01/46 (UB) (5)
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA–	11,018,800
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
1,600	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	1,771,696
	Series 2013A, 5.000%, 7/01/37
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and	8/25 at 100.00	AA	7,319,503
	Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
1,650	8.533%, 8/15/51 (IF) (5)	8/22 at 100.00	AA–	1,958,022
4,075	8.533%, 8/15/51 (IF) (5)	8/22 at 100.00	AA–	4,835,721
1,555	8.527%, 8/15/51 (IF) (5)	8/22 at 100.00	AA–	1,845,023
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A,	8/23 at 100.00	AA–	5,395,350
	5.000%, 8/15/52
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace
	Academy Project, Series 2016A:
2,750	5.000%, 7/01/31	7/26 at 100.00	BB	2,822,628
1,000	5.000%, 7/01/36	7/26 at 100.00	BB	1,008,180
555	5.000%, 7/01/41	7/26 at 100.00	BB	555,805
195	5.000%, 7/01/46	7/26 at 100.00	BB	194,171
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation
	Project, Series 2016A:
260	5.000%, 6/01/36	6/26 at 100.00	BBB–	275,538
435	5.000%, 6/01/46	6/26 at 100.00	BBB–	456,202
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,536,440
	2010A, 5.750%, 7/01/40
4,500	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego	No Opt. Call	Baa3	4,502,250
	County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45
2,050	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017,	10/26 at 100.00	BBB–	2,161,049
	5.000%, 10/15/47 (WI/DD, Settling 2/03/17)
735	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep –	6/26 at 100.00	N/R	709,959
	Obligated Group, Series 2016, 5.000%, 6/01/46
715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/25 at 100.00	N/R	696,789
	Obligated Group, Series 2016A, 5.000%, 6/01/36
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	4/17 at 100.00	AA–	80,245
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/17 at 100.00	AA–	5,015
	California State, General Obligation Bonds, Various Purpose Series 2007:
9,730	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	AA+ (4)	9,869,723
6,270	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	AA+ (4)	6,360,037
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	AA–	3,867,955
10,000	5.500%, 11/01/35	11/20 at 100.00	AA–	11,342,600
18,710	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB	19,617,622
	University Medical Center, Series 2014A, 5.500%, 12/01/54
60,105	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	62,071,035
	University Medical Center, Series 2016A, 5.250%, 12/01/56
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A–	3,930,080
	Hospital, Refunding Series 2014B, 4.000%, 7/01/39
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	7,980,280
	2011A, 6.000%, 8/15/42
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	Baa2	1,009,580
	Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,535	5.750%, 7/01/30 (6)	7/17 at 100.00	CCC	1,469,916
4,430	5.500%, 7/01/35 (6)	7/17 at 100.00	CCC	4,138,949
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	A1 (4)	3,843,612
	Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	A3 (4)	4,041,650
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	A2	1,685,040
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	5,521,821
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured (7)	8/28 at 100.00	A2	2,314,249
3,600	0.000%, 8/01/34 – AGM Insured (7)	8/28 at 100.00	A2	3,144,888
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB–	1,952,280
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB–	2,347,700
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	6.850%, 1/15/42	1/31 at 100.00	Ba1	734,470
3,610	5.750%, 1/15/46	1/24 at 100.00	Ba1	4,127,169
6,610	6.000%, 1/15/49	1/24 at 100.00	Ba1	7,574,862
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	3/17 at 100.00	A	2,432,833
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
26,875	4.500%, 6/01/27	6/17 at 100.00	B	27,039,744
26,455	5.000%, 6/01/33	6/17 at 100.00	B–	25,770,609
6,155	5.750%, 6/01/47	6/17 at 100.00	B–	6,089,942
8,440	5.125%, 6/01/47	6/17 at 100.00	B–	7,907,605
	Kern Community College District, California, General Obligation Bonds, Safety, Repair &
	Improvement, Election 2002 Series 2006:
5,600	0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,606,728
5,795	0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	4,599,318
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA	1,284,135
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
7,575	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	5,362,570
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	BBB+	4,410,780
	2009B, 6.500%, 11/01/39
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Capital Appreciation, 2008 Election Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	Aa3	4,300,080
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	Aa3	1,465,355
2,735	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	4/17 at 100.00	AA– (4)	2,904,324
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia
	Village, Series 2015A:
4,000	4.250%, 8/15/38	8/25 at 100.00	N/R	4,028,440
675	5.250%, 8/15/45	8/25 at 100.00	N/R	726,408
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,402,900
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	A2	2,809,817
	of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured
7,875	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	A2	8,972,618
	AGC Insured (7)
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	5,334,736
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	A2	4,836,286
	Participation, Refunding Series 2011, 6.000%, 10/01/28 – AGM Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	3/17 at 100.00	A2	6,020,400
	Series 2003, 5.000%, 7/01/26 – AGM Insured
670	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	750,896
	2013A, 5.750%, 6/01/48
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1
	Marblehead Coastal, Series 2015:
495	5.000%, 9/01/40	9/25 at 100.00	N/R	521,572
920	5.000%, 9/01/46	9/25 at 100.00	N/R	966,460
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA (4)	2,611,026
	Tender Option Bond Trust 2015-XF0098, 17.813%, 8/01/39 (Pre-refunded 8/01/19) (IF)
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,395,240
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AA+ (4)	62,310,464
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44	1/25 at 100.00	BBB–	2,878,213
8,275	5.000%, 1/15/50	1/25 at 100.00	BBB–	8,863,104
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB–	5,929,576
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
37,040	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	37,272,982
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,175	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,629,290
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,325	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	2,022,759
	Election Series 2012G, 0.000%, 8/01/34 – AGM Insured
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	A1	1,651,921
	Series 2015, 0.000%, 8/01/42
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	A3	6,853,894
	Housing Facility, Series 1994A, 6.250%, 7/01/24
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	A3 (4)	6,807,994
	Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	AA–	2,933,350
	2006, 0.000%, 8/01/23 – FGIC Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	4/17 at 51.52	A3	2,293,978
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,220	4.750%, 6/01/23	6/17 at 100.00	B+	1,224,124
1,500	5.500%, 6/01/45	6/17 at 100.00	B–	1,430,835
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
1,240	4.750%, 6/01/25	6/17 at 100.00	BBB	1,252,375
5,865	5.125%, 6/01/46	6/17 at 100.00	B2	5,648,464
623,165	Total California			600,319,190
	Colorado – 8.1% (5.1% of Total Investments)
	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
750	5.250%, 10/01/32 – SYNCORA GTY Insured	4/17 at 100.00	BBB–	751,305
1,080	5.250%, 10/01/40 – SYNCORA GTY Insured	4/17 at 100.00	BBB–	1,081,717
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding
	Series 2016A:
890	5.500%, 12/01/36	12/21 at 103.00	N/R	894,788
1,175	5.750%, 12/01/46	12/21 at 103.00	N/R	1,184,952
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB	197,843
	Series 2014, 5.000%, 12/01/43
1,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A	1,020,960
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, James	12/24 at 100.00	A	1,241,005
	Irwin Educational Foundation Project, Refunding & Improvement Series 2007, 5.000%, 12/01/38
7,430	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard	6/26 at 100.00	A	6,643,089
	School Project, Refunding & Improvement Series 2016, 3.750%, 6/15/47
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/26 at 100.00	A	1,421,140
	County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,
	Series 2006A:
1,500	5.000%, 9/01/36	3/17 at 100.00	BBB+	1,504,035
3,350	4.500%, 9/01/38	3/17 at 100.00	BBB+	3,357,404
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	BBB+	3,106,530
	Series 2011A, 5.000%, 2/01/41
11,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	BBB+	12,203,136
	Series 2013A, 5.250%, 1/01/45
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities
	Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,842,245
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,214,203
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,615,380
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32	No Opt. Call	Baa2	1,489,566
2,000	5.000%, 6/01/33	No Opt. Call	Baa2	2,097,060
5,855	5.000%, 6/01/40	No Opt. Call	Baa2	6,038,086
5,145	5.000%, 6/01/45	No Opt. Call	Baa2	5,292,970
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013:
690	5.500%, 6/01/33	6/23 at 100.00	Baa2	742,964
720	5.625%, 6/01/43	6/23 at 100.00	Baa2	761,314
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	Aa3	1,057,770
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	12,656,680
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,511,880
	Association, Series 2007, 5.250%, 5/15/42
500	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds,	12/20 at 103.00	N/R	509,950
	Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45
500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/20 at 103.00	N/R	506,245
	2006, 5.250%, 12/01/30
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	467,005
	Refunding Series 2016, 5.250%, 12/01/40
10,640	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	11,684,103
	5.000%, 11/15/43
1,070	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/26 at 100.00	BBB–	1,158,040
	Refunding Senior Lien Series 2016, 5.000%, 12/01/40
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB	3,794,193
	2010A, 0.000%, 9/01/41
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
35,995	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB	29,278,693
6,525	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB	4,628,770
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
17,030	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB	12,649,033
9,915	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	5,295,899
43,090	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	21,928,932
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
20,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB	13,547,000
1,150	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	745,131
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB	3,379,180
500	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	478,095
	General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45
500	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited	12/21 at 103.00	N/R	461,910
	Tax Bonds, Series 2016, 5.125%, 12/01/46
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014,	12/24 at 100.00	N/R	605,122
	6.000%, 12/01/38
825	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General	No Opt. Call	N/R	775,599
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46
1,125	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General	12/21 at 103.00	N/R	1,049,760
	Obligation Bonds, Series 2016A, 5.000%, 12/01/46
500	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation	12/21 at 103.00	N/R	463,620
	Bonds, Series 2016A, 5.300%, 12/01/46
3,740	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	3,571,850
	Refunding Series 2015, 5.500%, 12/01/45
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
2,325	5.250%, 12/01/36	12/21 at 103.00	N/R	2,057,741
8,955	5.375%, 12/01/46	12/21 at 103.00	N/R	7,824,431
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement
	Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	983,865
5,355	6.000%, 12/15/50	12/23 at 100.00	N/R	5,225,837
980	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General	12/21 at 103.00	N/R	909,607
	Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45
500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and	12/20 at 103.00	N/R	475,260
	Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
860	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	852,690
	Refunding Series 2016, 5.000%, 12/01/35
6,345	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series	12/25 at 100.00	Baa1	5,449,403
	2016B, 3.500%, 12/01/45
585	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General	12/21 at 103.00	N/R	530,607
	Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46
	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding and
	Improvement Bonds, Series 2016:
660	5.000%, 12/01/36	12/26 at 100.00	Baa3	695,699
1,060	5.000%, 12/01/46	12/26 at 100.00	Baa3	1,110,265
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	704,365
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	A2 (4)	1,031,457
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
5,435	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	5,789,090
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	A	1,298,307
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,331,350
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,153,650
1,280	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds,	12/21 at 103.00	N/R	1,280,294
	Limited Tax Series 2016A, 5.500%, 12/01/46
930	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016,	12/21 at 103.00	N/R	899,440
	5.000%, 12/01/46
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported
	Revenue Bonds, Senior Series 2015A:
500	5.500%, 12/01/35	12/20 at 103.00	N/R	474,510
1,000	5.750%, 12/01/45	12/20 at 103.00	N/R	942,360
500	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General	12/21 at 103.00	N/R	468,560
	Obligation Bonds, Series 2016A, 5.250%, 12/01/45
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	9,415,960
	5.000%, 11/15/42
307,010	Total Colorado			252,810,900
	Connecticut – 0.5% (0.3% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility
	Expansion Church Home of Hartford Inc. Project, Series 2016A:
590	5.000%, 9/01/46	9/26 at 100.00	BB	557,633
740	5.000%, 9/01/53	9/26 at 100.00	BB	687,408
10,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/25 at 100.00	A–	10,209,100
	Refunding Series 2015L, 4.125%, 7/01/41
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	Aa3 (4)	3,641,300
	Series 2010G, 5.000%, 7/01/39 (Pre-refunded 7/01/20)
14,580	Total Connecticut			15,095,441
	Delaware – 0.1% (0.1% of Total Investments)
2,615	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC	10/20 at 100.00	Baa3	2,710,604
	Project, Series 2010, 5.375%, 10/01/45
225	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding	9/26 at 100.00	BBB	231,575
	Series 2016A, 5.000%, 9/01/36
2,840	Total Delaware			2,942,179
	District of Columbia – 1.2% (0.7% of Total Investments)
3,780	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	3,288,562
	Issue, Series 2013, 5.000%, 10/01/45
8,180	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	9,316,529
	Series 2001, 6.500%, 5/15/33
148,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 16.78	N/R	16,926,760
	Series 2006A, 0.000%, 6/15/46
6,810	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42	4/17 at 100.00	A (4)	6,852,631
	(Pre-refunded 4/01/17) – AMBAC Insured
166,770	Total District of Columbia			36,384,482
	Florida – 7.5% (4.8% of Total Investments)
990	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	919,581
	Bonds, Series 2016, 4.700%, 5/01/36
19,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	A	21,152,510
	AGM Insured
4,670	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	5,148,955
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds,	No Opt. Call	A	1,131,067
	Refunding Series 2012, 5.000%, 5/01/26
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – AGM Insured (Pre-refunded 11/01/17) (UB)	11/17 at 100.00	AA (4)	5,268,614
12,585	5.000%, 11/01/32 – AGM Insured (Pre-refunded 11/01/17) (UB)	11/17 at 100.00	AA (4)	12,975,638
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	1,645,804
	Refunding Series 2013, 6.125%, 11/01/43
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,
	Area 1 Project, Series 2016A-1:
245	5.250%, 11/01/37	11/28 at 100.00	N/R	252,350
320	5.600%, 11/01/46	11/28 at 100.00	N/R	327,248
685	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,	No Opt. Call	N/R	705,913
	Area 1 Project, Series 2016A-2, 5.625%, 11/01/35
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
3,445	6.000%, 4/01/42	4/23 at 100.00	Baa1	3,910,626
1,720	5.625%, 4/01/43	4/23 at 100.00	Baa1	1,909,991
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	Aa3	4,322,280
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
280	5.250%, 5/01/35	5/26 at 100.00	N/R	279,975
315	5.300%, 5/01/36	5/26 at 100.00	N/R	314,219
475	5.500%, 5/01/45	5/26 at 100.00	N/R	473,604
655	5.500%, 5/01/46	5/26 at 100.00	N/R	649,288
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical
	Preparatory Incorporated Project, Series 2017A:
255	6.000%, 6/15/37	6/26 at 100.00	N/R	252,613
415	6.125%, 6/15/46	6/26 at 100.00	N/R	410,779
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter
	Foundation Inc. Projects, Series 2016A:
1,485	6.250%, 6/15/36	6/26 at 100.00	N/R	1,493,955
2,075	4.750%, 7/15/36	7/26 at 100.00	N/R	1,842,745
3,770	6.375%, 6/15/46	6/26 at 100.00	N/R	3,795,221
1,335	5.000%, 7/15/46	7/26 at 100.00	N/R	1,170,181
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance
	Charter School Income Projects, Series 2015A:
1,890	6.125%, 6/15/46	6/25 at 100.00	N/R	1,897,919
3,090	6.000%, 6/15/35	6/25 at 100.00	N/R	3,109,931
550	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/24 at 100.00	N/R	547,421
	Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
165	5.250%, 12/01/17	6/17 at 100.00	A3	165,569
100	5.250%, 12/01/18	6/17 at 100.00	A3	100,358
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	6/18 at 101.00	Aa1	3,124,133
	Trust 2016-XF2347, 16.342%, 6/01/38 – AGC Insured (IF) (5)
1,710	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	1,667,746
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
1,915	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/18 at 100.00	BBB+ (4)	2,027,908
	5.500%, 6/01/38 (Pre-refunded 6/01/18) – AGM Insured
1,590	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AA– (4)	1,716,087
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	A3	1,660,710
1,830	5.000%, 5/01/27 – NPFG Insured	5/17 at 100.00	A3	1,847,165
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A+	672,372
	5.000%, 10/01/30
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,100,400
	2011, 5.000%, 11/15/25
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A2	1,004,740
	NPFG Insured
3,000	Leesburg, Florida, Utility System Revenue Bonds, Series 2007A, 5.000%, 10/01/37 (Pre-refunded	10/17 at 100.00	AA– (4)	3,083,250
	10/01/17) – NPFG Insured
4,125	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial	11/24 at 100.00	Baa1	4,350,473
	Medical Center, Series 2015, 5.000%, 11/15/45
5,965	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014,	10/24 at 100.00	BBB	6,445,123
	5.000%, 10/01/43
2,130	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish	7/27 at 100.00	BBB	2,209,130
	Health System Inc. Project, Series 2017, 5.125%, 7/01/46
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A,	2/21 at 100.00	A	1,763,679
	6.000%, 2/01/31 – AGM Insured
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series	7/24 at 100.00	A	5,513,500
	2014A, 5.000%, 7/01/44
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	10/18 at 100.00	A2 (4)	10,742,139
	5.000%, 10/01/41 (Pre-refunded 10/01/18) – AGM Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,756,475
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,751,475
	5.000%, 10/01/30
2,400	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B,	10/22 at 100.00	A2	2,632,584
	5.000%, 10/01/37
3,015	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	A1	3,150,404
	7/01/35 – AGM Insured
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	A+	6,978,185
	5.000%, 10/01/42
4,785	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	4,746,194
	Development Unit 53, Series 2015, 5.350%, 8/01/35
4,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	4,528,035
	Inc., Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA (4)	1,021,110
	8/01/27 (Pre-refunded 8/01/17) – FGIC Insured
5,000	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A,	5/24 at 100.00	Aa2 (4)	5,966,600
	5.000%, 11/01/44 (Pre-refunded 5/01/24)
230	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	266,216
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA– (4)	3,063,480
	8/01/27 (Pre-refunded 8/01/17) – NPFG Insured
60	Pasco County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2006, 5.000%,	4/17 at 100.00	Aa2	60,184
	10/01/36 – AGM Insured
3,590	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1,	7/17 at 100.00	A3 (4)	3,653,040
	Series 2007B, 5.000%, 7/01/33 (Pre-refunded 7/01/17) – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
4,935	5.250%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	5,259,279
7,730	5.000%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	8,207,637
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
515	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	A1	544,350
800	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	A1	841,440
840	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	761,040
	Project, Series 2016, 5.000%, 11/01/46
4,005	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement	No Opt. Call	AA– (4)	4,304,053
	Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds,
	Assessment Area 2, Series 2016:
265	4.750%, 11/01/28	11/27 at 100.00	N/R	261,229
440	5.375%, 11/01/36	11/27 at 100.00	N/R	428,732
1,005	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds,	5/27 at 100.00	N/R	944,037
	Refunding Series 2016, 5.375%, 5/01/37
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	1,011,570
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,200	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993, 5.500%,	No Opt. Call	N/R (4)	1,400,772
	10/01/21 – FGIC Insured (ETM)
8,060	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc.	12/25 at 100.00	Baa1	8,458,406
	Project, Series 2016A, 5.000%, 12/01/55
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 (Pre-refunded	10/19 at 100.00	AA (4)	439,268
	10/01/19) – AGC Insured
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,517,052
	5.000%, 11/15/33
1,295	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	4/17 at 100.00	AA– (4)	1,324,837
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	11,049,684
	2012B, 5.000%, 7/01/42
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	A–	2,219,620
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	5,507,450
	Inc. Project, Series 2015, 5.000%, 6/01/40
12,000	Volusia County School Board, Florida, Certificates of Participation, Master Lease Program	8/17 at 100.00	A+ (4)	12,252,720
	Series 2007, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – AGM Insured
222,140	Total Florida			236,410,068
	Georgia – 3.1% (2.0% of Total Investments)
17,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B,	11/19 at 100.00	A+	18,709,520
	5.375%, 11/01/39 – AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding	8/20 at 100.00	AA	2,984,556
	Series 2007, 4.000%, 8/01/26
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	A2	2,301,740
	AGM Insured
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/23 at 100.00	A	4,448,360
	Refunding Series 2012, 5.000%, 4/01/28
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	1,385,288
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,357,450
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,312,683
15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	17,606,107
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
10,825	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A2	11,694,464
	5.000%, 7/01/60
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	A2	2,408,940
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
7,030	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	7,315,277
	2/01/36 (Pre-refunded 2/01/18)
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	BB+ (4)	5,311,700
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded
	8/01/18) – AGC Insured
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,096,060
	Refunding Series 2012C, 5.250%, 10/01/27
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/25 at 100.00	Baa2	10,648,280
	2015, 5.000%, 10/01/40
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	AA–	1,847,775
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
89,335	Total Georgia			97,428,200
	Guam – 0.0% (0.0% of Total Investments)
650	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	BBB–	711,991
	Series 2013, 5.500%, 7/01/43
	Hawaii – 0.4% (0.3% of Total Investments)
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University	1/25 at 100.00	Ba2	1,420,125
	of Honolulu, Series 2015A, 5.000%, 1/01/45
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	5,588,400
	Obligated Group, Series 2013A, 5.500%, 7/01/43
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	184,370
	University, Series 2013A, 6.875%, 7/01/43
5,075	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems,	7/25 at 100.00	A1	5,129,150
	Series 2015A, 4.000%, 7/01/40
11,745	Total Hawaii			12,322,045
	Idaho – 0.3% (0.2% of Total Investments)
250	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding	9/26 at 100.00	BB+	265,940
	Series 2016, 5.000%, 9/01/37
8,980	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	9,524,727
	2012A, 5.000%, 3/01/47 – AGM Insured
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/24 at 100.00	A–	1,007,310
	2014A, 4.125%, 3/01/37
10,230	Total Idaho			10,797,977
	Illinois – 23.0% (14.6% of Total Investments)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
675	5.000%, 1/01/25	7/23 at 100.00	A2	759,119
1,170	5.000%, 1/01/26	7/23 at 100.00	A2	1,307,077
63,700	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	63,789,817
	Revenues, Series 2016, 6.000%, 4/01/46
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues
	Series 2011A:
6,190	5.500%, 12/01/39	No Opt. Call	B3	4,981,464
1,865	5.000%, 12/01/41	12/21 at 100.00	B3	1,474,674
4,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	No Opt. Call	B3	3,879,266
	2012A, 5.000%, 12/01/42
2,720	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	No Opt. Call	B3	2,190,171
	2008C, 5.000%, 12/01/29
40,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B	38,999,236
	2016A, 7.000%, 12/01/44
14,805	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/26 at 100.00	B	13,373,357
	2016B, 6.500%, 12/01/46
1,315	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	B+	638,985
	Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	A2	2,411,945
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A1	1,174,272
	5.250%, 12/01/40
12,215	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	13,396,190
	5.250%, 12/01/49
7,700	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	A2	8,325,779
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB–	735,210
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	BBB–	15,081,125
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB–	4,235,648
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2007A, 5.000%,	No Opt. Call	Ba1	1,002,070
	1/01/27 – AMBAC Insured
2,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/33	1/24 at 100.00	Ba1	2,405,950
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	17,656,055
	(WI/DD, Settling 2/01/17)
4,220	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C,	No Opt. Call	Ba1	3,971,653
	5.000%, 1/01/34
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	No Opt. Call	Ba1	958,500
10,200	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	No Opt. Call	Ba1	9,621,864
2,605	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB–	2,425,828
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	4/17 at 100.00	BBB–	7,770,460
3,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C,	1/25 at 100.00	A	3,187,110
	5.000%, 1/01/39
10,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	A+	10,568,900
	Colleges, Series 2013, 5.250%, 12/01/43
6,160	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	5,862,534
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523,
	Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA–	980,400
2,000	0.000%, 2/01/34	2/21 at 100.00	AA–	727,020
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,
	Series 2002:
3,400	5.500%, 11/01/36	11/23 at 100.00	A	3,700,968
2,500	4.450%, 11/01/36	11/25 at 102.00	A	2,568,750
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/17 at 100.00	A3	3,333,420
	5.800%, 6/01/30 – NPFG Insured
595	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	6/17 at 100.00	BBB	595,143
	Series 2007, 5.000%, 12/01/36
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont
	School Project, Series 2015A:
1,700	5.750%, 12/01/35	12/25 at 100.00	N/R	1,657,891
115	6.000%, 12/01/45	12/25 at 100.00	N/R	113,130
6,500	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	CCC	6,641,440
	Corporation Project, Series 2010, 6.500%, 10/15/40
5,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB	5,959,243
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,485	5.000%, 9/01/34	9/24 at 100.00	BBB	1,558,463
19,025	5.000%, 9/01/42	9/24 at 100.00	BBB	19,605,072
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	A+	2,090,660
	8/15/47 – AGC Insured (UB)
1,340	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A (4)	1,399,094
	5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%,	1/18 at 100.00	Baa2 (4)	2,604,275
	1/01/37 (Pre-refunded 1/01/18)
1,230	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series	9/26 at 100.00	Baa1	1,314,944
	2016, 5.000%, 9/01/46
1,725	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	1,608,442
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A1	4,561,827
15,805	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	16,634,763
	5.000%, 12/01/46
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	8/22 at 100.00	Aa2	1,758,933
	5.000%, 8/15/37
39,675	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	2/27 at 100.00	BBB–	33,088,157
	4.000%, 2/15/41
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	28,955
2,475	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (4)	2,874,614
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,633,346
	6.000%, 7/01/43
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B:
320	5.000%, 5/15/24 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (4)	336,435
4,680	5.000%, 5/15/24 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (4)	4,920,365
2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	1,982,180
	Series 2015A, 4.000%, 11/15/39
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	599,323
6,140	5.000%, 8/15/44	8/25 at 100.00	Baa1	6,448,842
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	6,539,324
	2009, 7.000%, 8/15/44 (Pre-refunded 8/15/19)
8,960	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	A2	10,210,906
	8/15/41 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,
	Series 2011C:
1,150	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (4)	1,328,641
4,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)	2/21 at 100.00	AA– (4)	5,199,030
19,975	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	21,537,045
	5.000%, 10/01/51
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A,	10/25 at 100.00	AA–	21,952,600
	5.000%, 10/01/46 (UB) (5)
4,065	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	4,076,626
	Refunding Series 2007A, 5.250%, 5/01/34
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	BBB–	4,033,406
	6/15/31 – AGM Insured
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB	3,267,584
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB	2,041,060
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB	1,603,602
7,000	5.000%, 2/01/39	2/24 at 100.00	BBB	6,981,450
5,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/35	6/26 at 100.00	BBB	4,217,300
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	BBB	509,959
2,245	5.000%, 5/01/39	5/24 at 100.00	BBB	2,238,849
	Illinois State, General Obligation Bonds, November Series 2016:
11,800	5.000%, 11/01/40	11/26 at 100.00	BBB	11,766,606
13,200	5.000%, 11/01/41	11/26 at 100.00	BBB	13,143,240
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,795	5.000%, 8/01/21	No Opt. Call	BBB	3,999,664
1,725	5.000%, 8/01/22	No Opt. Call	BBB	1,818,133
3,425	5.000%, 8/01/23	No Opt. Call	BBB	3,598,202
1,095	5.000%, 8/01/25	8/22 at 100.00	BBB	1,128,496
2,335	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB	2,417,729
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,526,900
	5.000%, 1/01/35
18,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	20,842,461
	5.000%, 1/01/40
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	1,958,022
	2015-XF0051, 16.057%, 1/01/38 (IF)
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	7,982,380
	5.250%, 1/01/37 – AGM Insured
17,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/22 at 100.00	BBB–	17,737,475
	Refunding Series 2012B, 5.000%, 6/15/52
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB–	551,221
	Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 2015A:
2,890	0.000%, 12/15/52	No Opt. Call	BBB–	363,793
5,185	5.000%, 6/15/53	12/25 at 100.00	BBB–	5,292,744
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB–	15,525,300
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	BBB–	6,092,500
43,200	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB–	9,970,992
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB–	2,185,500
41,150	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB–	41,515,823
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	5,296,113
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
18,000	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB–	13,047,300
20,045	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB–	7,885,703
695	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/17 at 100.00	AA	695,619
	3/01/30 – RAAI Insured
1,846	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project,	3/24 at 100.00	AA	1,981,201
	Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	3,402,750
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
3,900	Rosemont Village, Illinois, General Obligation Bonds, Corporate Purpose Series 2011A, 5.600%,	12/20 at 100.00	A2	4,189,185
	12/01/35 – AGM Insured
7,025	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	9,127,091
	Inc., Series 2013, 7.625%, 11/01/48
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	A3	3,037,240
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
12,125	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	A2	13,314,948
	AGM Insured
2,550	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	A3	2,157,249
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured
780	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	A3 (4)	691,704
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured (ETM)
6,390	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	4,971,548
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	A2	1,088,463
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	A2	1,197,485
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	A2	1,336,323
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	A2	1,223,802
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
2,085	7.250%, 12/01/29 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	2,532,670
2,295	7.250%, 12/01/30 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	2,787,759
828,171	Total Illinois			722,629,070
	Indiana – 4.3% (2.7% of Total Investments)
	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior
	Series 2017A-1:
425	6.625%, 1/15/34 (WI/DD, Settling 2/16/17)	1/24 at 104.00	N/R	423,088
675	6.750%, 1/15/43 (WI/DD, Settling 2/16/17)	1/24 at 104.00	N/R	673,306
1,605	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series	No Opt. Call	N/R	1,556,898
	2016, 6.250%, 1/15/43
2,640	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A3	2,201,866
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
12,040	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A2	13,059,186
	Project, Series 2014, 5.000%, 10/01/44
365	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	Caa1	357,470
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
125	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	Caa1	128,733
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
15,000	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc Obligated	11/25 at 100.00	Aa3	14,363,100
	Group, Series 2016A, 4.000%, 11/01/51
10,190	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	10,928,469
	2012A, 5.000%, 5/01/42
4,500	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	Ba1	4,456,665
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA–	5,494,400
	5.000%, 12/01/37
13,880	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	A3	15,361,968
	2011B, 5.000%, 10/01/41
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	A	19,959,279
	2014A, 5.000%, 10/01/44
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3 (4)	2,368,463
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 (Pre-refunded 5/01/18) – AGM Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,411,000
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	A	7,588,800
20,000	0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	A	13,968,000
2,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	A2 (4)	3,090,880
	5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured
11,760	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	A2	12,680,220
	5.500%, 1/01/38 – AGC Insured
1,500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007, 5.800%,	9/17 at 100.00	N/R (4)	1,542,975
	9/01/47 (Pre-refunded 9/01/17)
137,780	Total Indiana			135,614,766
	Iowa – 3.2% (2.0% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series	2/23 at 100.00	Aa3	10,939,300
	2013A, 5.250%, 2/15/44
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
21,280	5.000%, 12/01/19	No Opt. Call	B–	21,390,656
10,685	5.250%, 12/01/25	12/23 at 100.00	B–	10,699,425
18,290	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/19 at 105.00	B	18,537,647
	Project, Series 2016, 5.875%, 12/01/27
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
8,285	5.375%, 6/01/38	6/17 at 100.00	B2	7,969,176
2,200	5.500%, 6/01/42	6/17 at 100.00	B2	2,145,242
21,325	5.625%, 6/01/46	6/17 at 100.00	B2	20,935,606
8,400	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B2	8,399,748
	5.600%, 6/01/34
100,465	Total Iowa			101,016,800
	Kansas – 0.7% (0.5% of Total Investments)
1,240	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	1,322,324
	Services Corporation, Series 2010A, 5.000%, 1/01/40
8,140	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	N/R (4)	8,986,804
	Services Corporation, Series 2010A, 5.000%, 1/01/40 (Pre-refunded 1/01/20)
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
5,500	5.000%, 9/01/27	9/25 at 100.00	N/R	5,433,065
5,435	5.750%, 9/01/32	9/25 at 100.00	N/R	5,314,452
2,595	6.000%, 9/01/35	9/25 at 100.00	N/R	2,513,050
22,910	Total Kansas			23,569,695
	Kentucky – 2.5% (1.6% of Total Investments)
4,565	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016,	2/26 at 100.00	BB+	4,514,374
	5.500%, 2/01/44
6,675	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project,	No Opt. Call	N/R	6,355,067
	Series 2016A, 4.400%, 10/01/24
5,240	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa3	5,721,242
	Medical Health System, Series 2010A, 6.000%, 6/01/30
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa3	6,554,245
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	A3	1,047,030
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
4,345	5.000%, 7/01/37	7/25 at 100.00	Baa2	4,533,703
7,370	5.000%, 7/01/40	7/25 at 100.00	Baa2	7,684,846
10,245	5.000%, 1/01/45	7/25 at 100.00	Baa2	10,616,689
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,360	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	3,527,545
7,510	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	6,101,349
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,390	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,618,890
480	6.000%, 7/01/53	7/23 at 100.00	Baa3	536,990
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
715	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA	769,569
1,135	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA	1,217,424
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
5,560	5.250%, 2/01/20 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	6,007,691
8,865	5.250%, 2/01/24 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	9,578,810
76,470	Total Kentucky			77,385,464
	Louisiana – 2.0% (1.3% of Total Investments)
3,175	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,385,471
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
4,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	A2 (4)	5,054,019
	Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA	5,529,150
	Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,455	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	7/25 at 100.00	A2	1,580,814
	Lady Health System, Refunding Series 2015A, 5.000%, 7/01/39
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	A+	11,421,800
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
10,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding	10/33 at 100.00	BBB+	7,667,400
	Series 2017, 0.000%, 10/01/46 (7)
6,520	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	6,573,855
	Series 2007A, 5.500%, 5/15/47
2,480	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	2,513,282
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
1,000	4.250%, 5/15/40	5/25 at 100.00	Baa1	1,010,400
6,970	5.000%, 5/15/47	5/25 at 100.00	Baa1	7,441,451
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A–	1,030,460
10,185	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	Ba1	10,210,157
	5.125%, 6/01/37
62,115	Total Louisiana			63,418,259
	Maine – 1.0% (0.6% of Total Investments)
7,530	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa3	7,550,180
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical
	Center Obligated Group Issue, Series 2016A:
5,280	4.000%, 7/01/41	7/26 at 100.00	Baa3	4,467,461
5,565	4.000%, 7/01/46	7/26 at 100.00	Baa3	4,586,005
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	Ba2	1,139,082
	Center, Series 2011, 6.750%, 7/01/41
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue,
	Series 2015:
10,000	5.000%, 7/01/39	No Opt. Call	A+	10,775,600
1,790	4.000%, 7/01/44	No Opt. Call	A+	1,769,361
31,215	Total Maine			30,287,689

	Maryland – 1.4% (0.9% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	3/17 at 100.00	BB	5,356,492
	9/01/28 – SYNCORA GTY Insured
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa3	2,824,550
	Healthcare, Series 2011A, 6.000%, 1/01/26
13,315	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	14,616,009
	Healthcare, Series 2016A, 5.500%, 1/01/46
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/25 at 100.00	A+	10,985,600
	System, Series 2015, 5.000%, 7/01/47
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,677,225
	Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A–	3,252,540
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor
	Road Project, Series 2016:
2,000	4.750%, 7/01/36	1/26 at 100.00	N/R	1,904,820
2,300	5.000%, 7/01/46	1/26 at 100.00	N/R	2,188,450
40,960	Total Maryland			43,805,686
	Massachusetts – 2.9% (1.8% of Total Investments)
9,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	Aa2	10,374,095
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A3	3,376,344
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,
	Series 2014A:
2,245	5.250%, 7/01/34	7/24 at 100.00	BB+	2,370,383
6,195	5.500%, 7/01/44	7/24 at 100.00	BB+	6,577,727
14,555	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB–	14,603,032
	Energy Project, Series 2012B, 4.875%, 11/01/42
1,270	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	1,326,706
	Bonds, Series 2015D, 5.000%, 7/01/44
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,950	5.000%, 1/01/45	1/25 at 100.00	Baa2	3,091,246
4,020	4.500%, 1/01/45	1/25 at 100.00	Baa2	4,033,145
6,200	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A,	10/26 at 100.00	Baa2	5,761,908
	4.000%, 10/01/46
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A+	7,801,260
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	528,865
	Series 2008E-1 &2, 5.125%, 7/01/38 (Pre-refunded 7/01/18)
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	7,024,034
	Tender Option Bond Trust 2016-XL0017, 12.366%, 12/15/34 (Pre-refunded 12/15/19) (IF) (5)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,066,500
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	9,665,672
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB) (5)
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	7/17 at 100.00	AAA	3,513,889
	Institute of Technology, Tender Option Bond Trust 2016-XG0029, 12.470%, 7/01/38
	(Pre-refunded 7/01/17) (IF)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,474,225
	University Issue, Series 2009A, 5.750%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	Aa2	5,117,825
	2013A, 5.000%, 5/15/43
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	2/17 at 100.00	AAA	426,666
	Series 1999A, 5.750%, 8/01/29
1,245	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series	11/20 at 100.00	A3	1,378,377
	2010B, 5.000%, 11/15/30 – AGC Insured
82,160	Total Massachusetts			90,511,899
	Michigan – 3.4% (2.1% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2001A,	No Opt. Call	AA–	6,589,812
	6.000%, 5/01/29 – AGM Insured (UB)
2,985	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	3,222,278
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,150	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	A– (4)	2,282,290
	7/01/36 (Pre-refunded 7/01/18) – BHAC Insured
1,500	Grand Traverse County Hospital Financal Authority, Michigan, Revenue Bonds, Munson Healthcare,	No Opt. Call	A1	1,609,335
	Series 2014A, 5.000%, 7/01/47
895	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	958,447
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
1,105	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2 (4)	1,242,042
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured
1,825	Marysville Public School District, Saint Clair County, Michigan, General Obligation Bonds,	5/17 at 100.00	AA (4)	1,844,309
	School Building & Site Series 2007, 5.000%, 5/01/28 (Pre-refunded 5/01/17) – AGM Insured
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding
	Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A+	4,539,051
2,550	4.000%, 11/15/36	5/25 at 100.00	A+	2,567,799
3,240	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	3,633,174
	5.000%, 12/01/39
10	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (4)	11,567
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016MI, 5.000%,	6/26 at 100.00	AA–	10,968,000
	12/01/45 (UB) (5)
500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	2/17 at 100.00	AAA	509,245
	5.000%, 7/01/22
3,770	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	4/22 at 100.00	AA	3,776,899
	3.650%, 10/01/32
4,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	4,196,840
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding
	Series 2011-II-A:
2,750	5.375%, 10/15/36	10/21 at 100.00	A+	3,062,483
8,260	5.375%, 10/15/41	10/21 at 100.00	A+	9,187,020
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
5,500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (4)	6,139,320
10,585	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (4)	11,851,495
13,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA–	14,755,991
	2009C, 5.000%, 12/01/48
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	3,068,758
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,278,490
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2015D:
3,550	5.000%, 12/01/40	12/25 at 100.00	A–	3,872,518
3,600	5.000%, 12/01/45	12/25 at 100.00	A–	3,912,948
96,815	Total Michigan			105,080,111
	Minnesota – 0.9% (0.6% of Total Investments)
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory
	Academy, Refunding Series 2016A:
155	4.000%, 8/01/36	8/26 at 100.00	BB+	131,192
440	4.000%, 8/01/41	8/26 at 100.00	BB+	360,466
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project,	3/25 at 100.00	BB+	2,003,860
	Refunding Series 2015A, 5.000%, 3/01/34
1,720	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series	7/25 at 100.00	BB+	1,760,609
	2015A, 5.500%, 7/01/50
4,250	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	4,277,838
	Corporation, Series 2007, 5.250%, 5/01/37
1,410	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series	7/24 at 102.00	N/R	1,278,926
	2016A, 5.000%, 7/01/47
4,625	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	A2	4,997,174
	2008B, 6.500%, 11/15/38 – AGC Insured
840	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	A2 (4)	920,119
	2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	A2	1,060,820
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project,
	Series 2016A:
405	5.000%, 4/01/36	4/26 at 100.00	B–	354,189
605	5.000%, 4/01/46	4/26 at 100.00	B–	502,646
2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	7/25 at 100.00	A	2,530,275
	HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35
235	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	4/23 at 100.00	N/R	235,115
	2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
900	5.250%, 11/15/35	11/20 at 100.00	BB+	955,710
2,785	5.000%, 11/15/40	11/25 at 100.00	BB+	2,957,670
3,190	5.000%, 11/15/44	11/25 at 100.00	BB+	3,375,754
27,060	Total Minnesota			27,702,363
	Mississippi – 0.2% (0.1% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	A2	6,242,638
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
	Missouri – 1.9% (1.2% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	Aa3	941,371
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
2,820	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax	5/23 at 100.00	A–	2,755,507
	Revenue Bonds, Series 2015, 3.625%, 5/15/31
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway
	Center Community Improvement District, Senior Refunding & Improvement Series 2016:
400	5.000%, 4/01/36	4/26 at 100.00	N/R	368,976
1,520	5.000%, 4/01/46	4/26 at 100.00	N/R	1,329,407
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	A1	10,149,600
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,575	5.750%, 6/01/35	6/25 at 100.00	N/R	1,517,198
1,055	6.000%, 6/01/46	6/25 at 100.00	N/R	1,014,836
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB	2,657,882
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Saint Louis College of Pharmacy, Series 2015B:
1,410	5.000%, 5/01/40	11/23 at 100.00	BBB	1,468,882
2,000	5.000%, 5/01/45	11/23 at 100.00	BBB	2,077,580
6,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC	No Opt. Call	AA	6,737,049
	Health System, Series 2015A, 4.000%, 1/01/45
8,315	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	8,927,233
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	2,417,558
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
1,010	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and	5/21 at 100.00	N/R	1,020,969
	Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	BBB+	4,980,071
	2005, 5.500%, 7/01/29 – NPFG Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	8,549,950
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
405	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	451,530
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s
	Resources for Seniors, Series 2015A:
1,550	5.000%, 12/01/35	12/25 at 100.00	N/R	1,518,411
455	5.125%, 12/01/45	12/25 at 100.00	N/R	442,283
69,255	Total Missouri			59,326,293
	Montana – 0.1% (0.1% of Total Investments)
125	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated	2/27 at 100.00	A–	115,463
	Group, Refunding Series 2016, 3.500%, 2/15/37
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated	1/21 at 100.00	A2 (4)	3,480,690
	Group, Series 2011A, 5.750%, 1/01/31 (Pre-refunded 1/01/21) – AGM Insured
3,125	Total Montana			3,596,153
	Nebraska – 0.8% (0.5% of Total Investments)
4,435	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	BBB+	4,776,628
	5.000%, 9/01/32
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	620,664
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
2,090	4.125%, 11/01/36	11/25 at 100.00	A–	2,094,473
2,325	5.000%, 11/01/48	11/25 at 100.00	A–	2,485,193
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	4,252,886
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	A (4)	5,447,900
	2009A, 5.375%, 4/01/39 (Pre-refunded 4/01/19) – BHAC Insured
6,000	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West	2/27 at 100.00	BBB+	6,304,920
	Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/20/37
24,440	Total Nebraska			25,982,664
	Nevada – 2.0% (1.3% of Total Investments)
5,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	A1	5,824,117
	AGM Insured
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran
	International Airport, Series 2010A:
24,020	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	A1	26,014,381
14,515	5.250%, 7/01/42	1/20 at 100.00	A+	15,711,617
1,000	Las Vegas, Neveda, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement	6/21 at 100.00	N/R	898,690
	District, Series 2016, 4.375%, 6/15/35
2,280	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	4/17 at 100.00	B+	2,280,570
	5.000%, 10/01/25 – NPFG Insured
10,000	Reno, Nevada, Health Facilty Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	A (4)	10,186,800
	7/01/31 – BHAC Insured (Pre-refunded 7/01/17) (UB) (5)
1,100	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013,	2/19 at 100.00	A+	1,164,933
	5.000%, 2/01/38
58,265	Total Nevada			62,081,108
	New Hampshire – 0.2% (0.1% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB (4)	5,633,700
	Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)
500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at Hanover,	10/26 at 100.00	BBB+	529,850
	Series 2016, 5.000%, 10/01/40
5,500	Total New Hampshire			6,163,550
	New Jersey – 7.9% (5.0% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
5,550	5.000%, 7/01/22 – NPFG Insured	7/17 at 100.00	A3	5,683,422
5,550	5.000%, 7/01/23 – NPFG Insured	7/17 at 100.00	A3	5,683,422
7,800	5.000%, 7/01/29 – NPFG Insured	7/17 at 100.00	A3	7,987,512
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2005N-1:
6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	BBB+	7,459,172
5,000	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	A3	5,803,850
5,125	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	BBB+	5,418,663
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/23
11,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	BBB+	12,152,470
	Bonds, Refunding Series 2015WW, 5.250%, 6/15/40
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Refunding Series 2016BBB:
34,310	5.500%, 6/15/29	12/26 at 100.00	BBB+	36,800,220
2,110	5.500%, 6/15/30	12/26 at 100.00	BBB+	2,253,396
2,335	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	BBB+	2,458,965
	Bonds, Series 2012K-K, 5.000%, 3/01/23
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	637,140
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,543,995
	University Hospital, Series 2007, 5.750%, 7/01/37
2,325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A+	2,519,417
	Refunding Series 2014A, 5.000%, 7/01/44
1,610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health	7/26 at 100.00	A+	1,752,372
	Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	BBB	650,962
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes,
	Series 2016A-1:
5,945	5.000%, 6/15/27	6/26 at 100.00	A3	6,416,617
4,000	5.000%, 6/15/28	6/26 at 100.00	A3	4,269,160
2,015	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	BBB+	1,261,390
	Appreciation Series 2010A, 0.000%, 12/15/26
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	BBB+	2,299,490
	2006A, 5.250%, 12/15/20
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	9,021,000
	2006C, 0.000%, 12/15/33 – AGM Insured
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	BBB+	2,991,270
	5.000%, 6/15/42
10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA,	6/23 at 100.00	BBB+	9,955,100
	5.000%, 6/15/44
10,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA,	6/24 at 100.00	BBB+	9,994,920
	5.000%, 6/15/44
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
13,680	4.750%, 6/15/38	6/25 at 100.00	BBB+	13,163,717
5,245	5.250%, 6/15/41	6/25 at 100.00	BBB+	5,322,731
8,230	5.000%, 6/15/45	6/25 at 100.00	BBB+	8,180,126
33,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	A2	40,161,044
	AGM Insured
200	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	A	278,824
	15.195%, 1/01/43 (IF) (5)
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	A+	1,264,129
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,460	4.500%, 6/01/23	6/17 at 100.00	BB	1,487,390
1,580	4.625%, 6/01/26	6/17 at 100.00	B+	1,585,562
19,150	5.000%, 6/01/29	6/17 at 100.00	B	18,736,743
11,495	4.750%, 6/01/34	6/17 at 100.00	B–	10,207,445
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,587,834
	Series 2005, 5.250%, 1/01/26 – AGM Insured
247,090	Total New Jersey			246,989,470
	New Mexico – 0.4% (0.3% of Total Investments)
13,600	University of New Mexico, Revenue Bonds, System Improvement Subordinated Lien Series 2007A,	6/17 at 100.00	AA (4)	13,792,304
	5.000%, 6/01/36 (Pre-refunded 6/01/17) – AGM Insured
	New York – 5.4% (3.4% of Total Investments)
705	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	666,056
	Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45
5,810	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc.,	9/25 at 100.00	N/R	6,232,038
	Series 2015, 5.500%, 9/01/45
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A3	2,628,630
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount
	Sinai, Refunding Series 2015A:
400	4.000%, 7/01/40	7/25 at 100.00	A–	400,556
4,070	5.000%, 7/01/45	7/25 at 100.00	A–	4,367,314
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	AA	7,981,385
	University, Series 2010A, 5.000%, 7/01/35
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA–	5,078,874
	College, Series 2007, 5.000%, 7/01/46
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center
	Obligated Group, Series 2015:
2,700	5.000%, 12/01/40	No Opt. Call	BB+	2,855,277
5,600	5.000%, 12/01/45	No Opt. Call	BB+	5,901,896
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/19 at 100.00	Aa1 (4)	5,388
	Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 2016-XF0525:
1,998	12.343%, 2/15/39 (IF)	2/19 at 100.00	AA+	2,402,054
1,335	12.333%, 2/15/39 (IF)	2/19 at 100.00	AA+	1,605,030
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
850	5.750%, 2/15/47	2/21 at 100.00	A	963,144
2,400	5.250%, 2/15/47	2/21 at 100.00	A	2,655,816
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,185	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,201,650
10,955	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A2	10,976,034
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
550	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A–	562,271
390	5.000%, 9/01/44	9/24 at 100.00	A–	428,111
6,075	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	A–	6,678,491
	5/01/36 – AGM Insured
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	10,812,400
	5.000%, 9/01/42
4,315	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	4,846,177
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health	7/24 at 100.00	BBB+	1,086,320
	Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31
1,665	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	1,574,274
	Series 2006A-3, 5.000%, 6/01/35
4,050	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	A3	4,493,718
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
11,570	New York City Municipal Water Authority, Water and Sewer System Second General Resolution	6/25 at 100.00	AA+	13,106,727
	Revenue Bonds, Fiscal 2016, Series 2015BB-1, 5.000%, 6/15/46 (UB)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	2/17 at 100.00	AA	10,035
75	5.750%, 8/01/18	2/17 at 100.00	AA	75,310
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/17 at 100.00	AA	5,017
	FGIC Insured
31,615	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	33,032,617
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
55	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/17 at 100.00	A2	55,153
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
5,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (4)	6,616,802
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,468,527
3,155	6.000%, 12/01/36	12/20 at 100.00	BBB	3,563,888
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,813,625
	Series 2015A, 5.000%, 11/15/50
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
2,430	0.000%, 11/15/31	No Opt. Call	A+	1,435,523
1,435	0.000%, 11/15/32	No Opt. Call	A+	811,062
10,360	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	No Opt. Call	N/R	10,375,022
1,190	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	BBB	1,253,689
	Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46
160,143	Total New York			170,025,901
	North Carolina – 1.0% (0.6% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA– (4)	3,116,280
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47 (Pre-refunded 1/15/18)
1,255	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/19 at 100.00	Aa2 (4)	1,365,151
	Health System, Series 2009A, 5.000%, 6/01/39 (Pre-refunded 6/01/19)
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	11,056,400
	Health System, Series 2012A, 5.000%, 6/01/42
4,715	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	5,111,060
	Refunding Series 2012A, 5.000%, 6/01/36
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A2	2,340,877
	Refunding Series 2012A, 5.000%, 10/01/38
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s
	Health System, Series 2007
1,495	4.500%, 10/01/31 (Pre-refunded 10/01/17) (UB)	10/17 at 100.00	N/R (4)	1,531,583
2,505	4.500%, 10/01/31 (UB)	10/17 at 100.00	AA–	2,544,704
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,330	5.000%, 7/01/47	7/26 at 100.00	BBB–	1,438,887
1,690	5.000%, 7/01/54	7/26 at 100.00	BBB–	1,807,556
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009, 6.000%, 6/01/34	6/19 at 100.00	A2 (4)	599,654
	(Pre-refunded 6/01/19) – AGC Insured
830	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 5.000%, 4/01/39	4/24 at 100.00	A+	921,599
29,510	Total North Carolina			31,833,751
	North Dakota – 0.6% (0.4% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	Baa1	7,564,690
3,000	5.000%, 12/01/32	12/21 at 100.00	Baa1	3,202,500
2,245	5.000%, 12/01/35	12/21 at 100.00	Baa1	2,379,094
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds,
	Series 2012A:
600	3.000%, 3/01/18	No Opt. Call	BBB–	600,024
970	4.000%, 3/01/19	No Opt. Call	BBB–	988,352
1,085	5.000%, 3/01/21	No Opt. Call	BBB–	1,149,742
2,535	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,520,594
	Project, Series 2013, 7.750%, 9/01/38 (8)
17,435	Total North Dakota			17,404,996
	Ohio – 9.4% (5.9% of Total Investments)
4,185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	4,423,336
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	A2	2,098,508
2,540	4.000%, 5/01/33	5/22 at 100.00	A2	2,577,160
3,405	5.000%, 5/01/42	5/22 at 100.00	A2	3,663,065
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	9,820,795
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A	616,099
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
17,305	5.375%, 6/01/24	6/17 at 100.00	Caa1	16,103,687
45,260	5.125%, 6/01/24	6/17 at 100.00	Caa1	41,217,377
20,820	5.875%, 6/01/30	6/17 at 100.00	Caa1	19,030,937
26,460	5.750%, 6/01/34	6/17 at 100.00	Caa1	24,132,314
2,715	6.000%, 6/01/42	6/17 at 100.00	B–	2,510,208
19,115	5.875%, 6/01/47	6/17 at 100.00	B–	17,583,889
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Caa1	9,530,800
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
8,310	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	Aa3	9,173,409
	School Improvement Series 2014, 5.000%, 12/01/51
7,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	8,478,194
	Improvement Series 2012A, 5.000%, 11/01/42
6,425	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Series	1/23 at 100.00	AA	7,091,080
	2013A, 5.000%, 1/01/38 (UB)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 2016-XG0052:
1,250	15.852%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,768,350
2,000	15.852%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,829,360
625	15.852%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	884,175
1,725	15.852%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,440,323
1,750	15.844%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,475,288
390	15.741%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	550,489
2,365	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	Caa1	2,272,836
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,336,531
	2011A, 6.000%, 11/15/41
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,310,400
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,191,180
12,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	Ba2	12,362,520
	Group Project, Series 2013, 5.000%, 2/15/48
18,200	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	16,774,940
	Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,444,988
	2013A-1, 5.000%, 2/15/48
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,111,226
	Convertible Series 2013A-3, 0.000%, 2/15/36 (7)
19,405	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	17,885,589
	Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)
20,010	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	18,443,217
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)
7,985	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center,	2/26 at 100.00	A2	7,388,361
	Refunding Series 2016, 3.500%, 2/15/38
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
1,095	5.750%, 12/01/32	12/22 at 100.00	BB	1,194,711
870	6.000%, 12/01/42	12/22 at 100.00	BB	953,042
1,365	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series	No Opt. Call	N/R	1,284,151
	2016A-1, 6.125%, 1/15/34
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	1,315,676
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	A1	2,174,480
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
300,185	Total Ohio			293,442,691
	Oklahoma – 0.6% (0.4% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,609,594
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A1	3,853,535
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2011:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,128,660
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,662,825
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,782,183
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,300	5.000%, 2/15/37	2/17 at 100.00	A2	2,301,587
5,840	5.000%, 2/15/42	2/17 at 100.00	A2	5,843,854
17,215	Total Oklahoma			18,182,238
	Oregon – 0.4% (0.2% of Total Investments)
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South
	Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,059,810
800	5.500%, 10/01/49	10/24 at 100.00	N/R	841,640
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	Aa2	4,477,600
	5.250%, 4/01/31
2,110	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A,	4/25 at 100.00	A–	2,131,902
	4.000%, 4/01/40
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series	5/19 at 100.00	Aa1 (4)	3,256,800
	2009A, 5.000%, 11/15/33 (Pre-refunded 5/15/19)
10,910	Total Oregon			11,767,752
	Pennsylvania – 6.6% (4.2% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
170	6.750%, 11/01/24	11/19 at 100.00	Caa1	175,823
195	6.875%, 5/01/30	11/19 at 100.00	Caa1	192,227
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	A+	2,171,320
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
3,330	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010,	12/20 at 100.00	A1	3,663,000
	5.000%, 6/01/40 – AGM Insured
7,300	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	CCC+	6,726,293
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47
	(Mandatory put 4/01/21)
13,235	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	CCC+	12,198,700
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35
	(Mandatory put 7/01/22)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane
	Charter School Project, Series 2016:
2,410	5.125%, 3/15/36	3/27 at 100.00	BBB–	2,473,046
6,420	5.125%, 3/15/46	3/27 at 100.00	BBB–	6,496,013
6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	Aa3	6,463,057
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/25 at 100.00	BBB+	1,092,070
	Ministries Project, Series 2015, 5.000%, 1/01/29
7,630	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A2	8,182,031
	System Project, Series 2012A, 5.000%, 6/01/42
8,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A2	9,500,400
	5.000%, 1/01/40 – AGM Insured
3,255	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series	5/26 at 100.00	BBB+	3,473,280
	2016OO2, 5.000%, 5/01/46
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement	7/25 at 100.00	BBB–	1,309,400
	Community Project, Refunding Series 2015A, 5.000%, 7/01/45
1,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	1,651,725
	Series 2013A, 5.125%, 12/01/47
	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue
	Bonds, New Regional Medical Center Project, Series 2010:
7,970	5.250%, 8/01/33 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	9,013,990
5,295	5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	6,011,096
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,
	Albert Einstein Healthcare Network Issue, Series 2015A:
10,450	5.250%, 1/15/45	1/25 at 100.00	Baa2	11,019,003
1,150	5.250%, 1/15/46	1/25 at 100.00	Baa2	1,212,618
11,810	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	BB–	11,938,020
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
4,675	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120,	10/25 at 100.00	Aa2	4,100,489
	3.200%, 4/01/40
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A	4,047,490
5,635	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,186,892
11,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	A2	13,647,810
	6/01/33 – AGM Insured
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A–	16,152,450
	5.000%, 12/01/45
10,080	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	Ba1	10,767,053
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	A2	5,427,000
17,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	A2	19,374,390
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	A2	7,676,122
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	A1	5,659,772
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,313,696
1,000	5.500%, 12/01/35 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,179,300
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	BB+	5,506,985
	Series 2012B, 4.000%, 1/01/33
194,230	Total Pennsylvania			206,002,561
	Puerto Rico – 0.6% (0.4% of Total Investments)
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	4/17 at 100.00	A3	590,401
	7/01/29 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	C	7,720,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	C	9,396,938
136,840	Total Puerto Rico			17,707,339
	Rhode Island – 0.9% (0.6% of Total Investments)
1,810	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/17 at 100.00	A3	1,815,321
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BB (4)	1,234,210
	Health System, Series 2013A, 6.000%, 9/01/33 (Pre-refunded 9/01/23)
319,050	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	24,190,371
	Series 2007A, 0.000%, 6/01/52
321,860	Total Rhode Island			27,239,902
	South Carolina – 2.9% (1.8% of Total Investments)
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	4,510,144
	0.000%, 1/01/31 – AMBAC Insured
4,050	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	A2	4,409,235
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	BBB+	1,458,663
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
34,790	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	12/24 at 100.00	A+	38,386,938
	Series 2014C, 5.000%, 12/01/46 (UB)
20	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric	1/19 at 100.00	A1 (4)	21,664
	System, Series 2008A, 5.500%, 1/01/38 (Pre-refunded 1/01/19)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
5,000	5.000%, 12/01/50	6/25 at 100.00	A1	5,384,150
6,000	5.000%, 12/01/55	6/25 at 100.00	A1	6,492,060
5,000	5.000%, 12/01/46	12/24 at 100.00	AA–	5,516,950
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	A1	1,458,816
	5.125%, 12/01/43
10,195	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	A1	11,503,222
	5.500%, 12/01/54
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A2	11,122,685
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
85,465	Total South Carolina			90,264,527
	South Dakota – 0.3% (0.2% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,
	Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	A1	275,425
4,350	5.000%, 7/01/42	7/21 at 100.00	A1	4,690,475
2,055	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	2,199,138
	Series 2014B, 5.000%, 11/01/44
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	982,154
	Series 2015, 5.000%, 11/01/45
7,565	Total South Dakota			8,147,192
	Tennessee – 0.7% (0.4% of Total Investments)
12,795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	BBB+	13,335,333
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,350	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/24 at 100.00	Baa2	2,457,889
	Health System, Refunding Series 2014A, 5.000%, 10/01/39
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
4,895	5.000%, 7/01/40	7/26 at 100.00	A3	5,352,144
525	5.000%, 7/01/46	7/26 at 100.00	A3	571,426
20,565	Total Tennessee			21,716,792
	Texas – 13.0% (8.3% of Total Investments)
735	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools,	8/21 at 100.00	BB+	670,835
	Series 2016A, 4.375%, 8/15/36
3,855	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	3,715,064
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
3,450	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	3,340,601
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA–	6,141,052
6,685	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	A–	7,156,226
	AGM Insured
2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage	12/25 at 100.00	BB	2,528,850
	Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45
2,440	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	2,378,439
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
4,300	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	4,205,314
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
405	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District	9/24 at 100.00	N/R	402,412
	Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,500	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	1,736,640
1,700	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	2,000,339
13,685	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	Baa2	14,694,816
	5.000%, 1/01/45
18,925	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016,	1/26 at 100.00	Baa2	15,813,162
	3.375%, 1/01/41
1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,505,460
	Schools, Series 2012, 3.750%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB–	735,104
685	4.400%, 12/01/47	12/22 at 100.00	BBB–	655,977
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education	6/25 at 100.00	BBB–	4,184,160
	Charter School, Series 2015A, 5.000%, 12/01/45
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement
	Area 1 Project, Series 2016:
765	5.750%, 9/01/28	9/23 at 103.00	N/R	728,311
770	6.500%, 9/01/46	9/23 at 103.00	N/R	713,844
11,735	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A	12,751,486
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
2,330	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A,	9/23 at 100.00	N/R	2,609,507
	6.375%, 9/01/42
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	416,600
	5.250%, 9/01/44
1,255	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	1,276,762
	Project, Series 2012A. RMKT, 4.750%, 5/01/38
8,920	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	9,028,556
	Project, Series 2012B, 4.750%, 11/01/42
20,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA–	22,585,200
	Series 2013B, 5.250%, 10/01/51
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Series 2013B,	10/23 at 100.00	AA–	11,034,600
	5.000%, 4/01/53 (UB)
5,470	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA–	7,734,307
	Trust 2015-XF0228, 16.268%, 4/01/53 (IF)
4,255	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	4,619,739
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA+	2,073,514
	Option Bond Trust 2016-XG0054, 12.434%, 11/01/41 (IF) (5)
4,080	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	7,270,846
	2015-XF0074, 12.946%, 8/15/32 – AGM Insured (IF)
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 44.13	A2	1,386,600
	Senior Lien Series 2014A, 0.000%, 11/15/48
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A–	6,434,880
	2014A, 5.000%, 11/15/53
15,995	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	A3	6,414,795
	0.000%, 11/15/34 – NPFG Insured
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc.,	8/25 at 100.00	AAA	5,083,250
	Refunding Series 2015, 4.000%, 8/15/44
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
495	5.125%, 9/01/32 – AGM Insured	3/17 at 100.00	A2	496,535
290	5.125%, 9/01/33 – AGM Insured	3/17 at 100.00	A2	290,899
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	2,992,061
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	A2	3,369,207
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015,	9/24 at 100.00	A–	5,172,496
	5.000%, 9/01/40
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A,	No Opt. Call	A2 (4)	23,298,840
	5.750%, 12/01/32 – AGM Insured (ETM)
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	7,366,047
	Refunding Series 2012A, 5.000%, 8/01/46
3,500	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 5.000%, 8/15/43	8/19 at 100.00	BBB+	3,609,235
940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	BBB+	1,019,270
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/30
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A	1,103,280
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,095	5.750%, 12/01/33	12/25 at 100.00	Ba2	3,339,103
3,125	6.125%, 12/01/38	12/25 at 100.00	Ba2	3,390,750
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue
	Bonds, Legacy at Willow Bend Project, Series 2016:
2,335	5.000%, 11/01/46	11/23 at 103.00	BBB–	2,341,982
6,015	5.000%, 11/01/51	11/23 at 103.00	BBB–	6,030,218
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue	1/25 at 100.00	N/R	757,866
	Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43
210	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	217,365
	Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2016A, 5.000%, 4/01/48
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	A2	4,576,387
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured
820	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	851,873
	Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University –
	San Antonio Project, Series 2016A, 5.000%, 4/01/48
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue
	Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University
	Project, Series 2014A:
1,000	5.000%, 4/01/34	4/24 at 100.00	BBB–	1,042,000
2,200	5.000%, 4/01/39	4/24 at 100.00	BBB–	2,273,216
1,600	5.000%, 4/01/46	4/24 at 100.00	BBB–	1,645,344
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	Baa3	5,738,110
	Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project,
	Series 2014A, 5.000%, 4/01/39
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	A2	3,499,142
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
2,590	0.000%, 9/01/43 (7)	9/31 at 100.00	AA–	2,593,807
3,910	0.000%, 9/01/45 (7)	9/31 at 100.00	AA–	4,263,933
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA–	3,416,670
	5.500%, 9/01/41 (UB) (5)
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A	6,810,631
	5.000%, 1/01/40
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
4,900	5.000%, 1/01/32	1/25 at 100.00	A–	5,490,548
2,205	5.000%, 1/01/34	1/25 at 100.00	A–	2,451,232
2,000	5.000%, 1/01/38	1/25 at 100.00	A–	2,202,920
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Ba2	623,487
	5.125%, 2/01/39
4,200	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s	6/26 at 100.00	Baa2	3,956,358
	University Project, Series 2016, 4.000%, 6/01/41
1,280	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992,	No Opt. Call	N/R (4)	1,280,000
	5.000%, 2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,572,225
	Tender Option Bond Trust 2016-XF0389, 8.655%, 11/15/47 (IF) (5)
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	AA–	2,648,542
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	2,059,281
	Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
215	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	244,952
2,675	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	3,047,654
17,640	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	19,559,586
	Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)
7,430	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds,	2/25 at 100.00	Baa3	6,776,234
	NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
3,635	5.000%, 12/15/22	No Opt. Call	BBB	4,054,733
2,500	5.000%, 12/15/26	No Opt. Call	BBB	2,730,675
2,500	5.000%, 12/15/29	No Opt. Call	BBB	2,697,400
4,355	5.000%, 12/15/30	No Opt. Call	BBB	4,670,171
2,975	5.000%, 12/15/32	No Opt. Call	BBB	3,166,025
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,437,343
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier
	Refunding Series 2015B:
10,000	0.000%, 8/15/37	8/24 at 56.94	A–	4,266,200
11,280	0.000%, 8/15/36	8/24 at 59.60	A–	5,044,642
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
5,000	5.000%, 8/15/37	8/24 at 100.00	BBB	5,429,150
31,810	5.000%, 8/15/42	8/24 at 100.00	BBB	34,508,442
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,374,404
	2002A, 0.000%, 8/15/25 – AMBAC Insured
2,480	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Ba1	2,616,698
	Project, Series 2011, 6.000%, 11/01/41
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	5/17 at 100.00	AA–	1,863,239
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
408,590	Total Texas			408,305,656
	Utah – 0.8% (0.5% of Total Investments)
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond 2015-XF0258, 12.686%,	6/18 at 100.00	Aa2 (4)	5,653,422
	6/15/36 – AGM Insured (Pre-refunded 6/15/18) (IF) (5)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0023,	6/18 at 100.00	Aa2 (4)	4,164,408
	11.649%, 6/15/32 – AGM Insured (Pre-refunded 6/15/18) (IF)
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – AGM Insured	6/18 at 100.00	Aa2 (4)	15,810,900
	(Pre-refunded 6/15/18) (UB) (5)
23,480	Total Utah			25,628,730
	Virginia – 1.4% (0.9% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,
	Series 2015:
1,200	5.300%, 3/01/35	3/25 at 100.00	N/R	1,161,456
1,085	5.600%, 3/01/45	3/25 at 100.00	N/R	1,077,351
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	11,073,000
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (7)
14,945	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	15,592,567
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	A3	14,039,300
	Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	A1	1,048,168
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	A1 (4)	16,795
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	1,036,050
	University Project, Green Series 2015B, 5.250%, 7/01/35
40,230	Total Virginia			45,044,687
	Washington – 3.5% (2.2% of Total Investments)
9,665	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	No Opt. Call	Aa1	12,394,686
	Tax Bonds, Green Bonds, Series 2016S-1, 5.000%, 11/01/46 (UB)
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series	7/25 at 100.00	AA–	5,655,400
	2015A, 5.000%, 7/01/38 (UB) (5)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,047,225
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)
25,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	Aa2 (4)	25,443,250
	7/01/17) – AGM Insured
7,500	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 2016-XL0009, 9.281%,	1/19 at 100.00	AAA	8,677,350
	1/01/39 – AGC Insured (Pre-refunded 1/01/19) (IF) (5)
6,010	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.466%,	7/17 at 100.00	AA+ (4)	6,329,672
	1/01/39 – AGM Insured (Pre-refunded 7/01/17) (IF) (5)
10,000	University of Washington, General Revenue Bonds, Series 2007, 5.000%, 6/01/37 – AMBAC Insured	6/17 at 100.00	AA+ (4)	10,142,100
	(Pre-refunded 6/01/17) (UB) (5)
5,750	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A3	6,232,828
	Center, Series 2011A, 5.625%, 1/01/35
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	1,739,700
	Tender Option Bond Trust 2015-XF0148, 16.383%, 10/01/44 (IF) (5)
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	7,209,565
	Series 2012A, 5.000%, 10/01/42
	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian
	Retirement Communities Northwest Proejct, Refunding Series 2016A:
4,250	5.000%, 1/01/46	1/25 at 102.00	BB+	4,217,700
3,650	5.000%, 1/01/51	1/25 at 102.00	BB+	3,545,391
21,510	Washington State, General Obligation Bonds, Series 2002C, 0.000%, 6/01/28 –	No Opt. Call	AA+	15,280,489
	NPFG Insured (UB) (5)
109,875	Total Washington			110,915,356
	West Virginia – 1.9% (1.2% of Total Investments)
3,145	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Allegheny Energy Supply	10/17 at 100.00	B1	3,021,968
	Company, LLC Pleasants Station Project, Series 2007F, 5.250%, 10/15/37
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	A1	10,935,700
	5.000%, 6/15/40
40,855	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	45,458,541
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
54,000	Total West Virginia			59,416,209
	Wisconsin – 2.7% (1.7% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter
	Academy, North Carolina, Series 2016A:
1,750	5.000%, 2/01/36	2/26 at 100.00	N/R	1,626,223
305	5.125%, 2/01/46	2/26 at 100.00	N/R	276,876
1,480	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy	5/26 at 100.00	N/R	1,372,197
	Project, Series 2016A, 5.125%, 5/01/36
2,500	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB–	2,434,225
	Refunding Series 2016C, 4.050%, 11/01/30
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	9,384,509
	Inc., Series 2012A, 5.000%, 7/15/25
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A2	2,736,375
	Inc., Series 2013A, 5.125%, 4/15/31
6,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	7,115,507
	Obligated Group, Series 2012A, 5.000%, 4/01/42
16,190	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	17,547,370
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,485	5.000%, 2/15/40	2/22 at 100.00	A–	1,552,835
3,490	4.500%, 2/15/40	2/22 at 100.00	A–	3,567,269
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,
	Series 2012:
11,000	5.000%, 6/01/32	6/22 at 100.00	A3	11,901,508
1,500	5.000%, 6/01/39	6/22 at 100.00	A3	1,600,260
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	N/R (4)	1,461,913
	Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	4,998,800
	Obligated Group, Refunding Series 2015, 3.375%, 8/15/29
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	1,072,220
	Hospital, Inc., Series 2014A, 5.000%, 7/01/34
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities
	Inc., Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB+	570,966
1,000	5.000%, 9/15/45	9/22 at 100.00	BBB+	1,033,570
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A	1,070,080
	Living Communities, Refunding Series 2013, 5.000%, 8/15/33
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior
	Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,504,543
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,755,795
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson
	Hollow Project. Series 2014:
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,004,910
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,508,370
7,460	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	A1	8,074,406
	Inc, Series 2015, 5.000%, 12/15/44
81,380	Total Wisconsin			86,170,727
	Wyoming – 0.3% (0.2% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A3	2,212,025
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	1,104,820
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,105,070
4,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Series 2008A, 5.375%,	1/18 at 100.00	A– (4)	4,161,880
	1/01/42 (Pre-refunded 1/01/18)
8,035	Total Wyoming			8,583,795
$ 5,597,234	Total Municipal Bonds (cost $4,715,214,811)			4,950,698,774

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1% (0.0% of Total Investments)
	Transportation – 0.1% (0.0% of Total Investments)
$ 1,295	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$ 780,132
344	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	170,276
$ 1,639	Total Corporate Bonds (cost $146,934)				950,408
	Total Long-Term Investments ($4,715,361,745)				4,951,649,182
	Floating Rate Obligations – (6.6)%				(208,045,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (7.7)% (11)				(240,400,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (45.0)% (12)				(1,411,600,000)
	Other Assets Less Liabilities – 1.3% (13)				43,182,846
	Net Assets Applicable to Common Shares – 100%				$ 3,134,787,028

Investments in Derivatives as of January 31, 2017
Interest Rate Swaps:

		Fund			Fixed Rate		Optional		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (14)	Date	Date	(Depreciation)
JPMorgan Chase	$ 68,900,000	Receive	Weekly USD-SIFMA	1.208%	Quarterly	8/11/17	9/11/17	8/11/28	$5,632,937
Bank, N.A.
JPMorgan Chase	57,900,000	Receive	Weekly USD-SIFMA	1.375%	Quarterly	7/03/17	8/03/17	7/03/27	3,142,628
Bank, N.A.
	$126,800,000								$8,775,565

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$4,950,698,774	$ —	$4,950,698,774
Corporate Bonds	—	—	950,408	950,408
Investments in Derivatives:
Interest Rate Swaps*	—	8,775,565	—	8,775,565
Total	$ —	$4,959,474,339	$950,408	$4,960,424,747
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $4,505,379,787.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$310,764,737
Depreciation	(72,539,482)
Net unrealized appreciation (depreciation) of investments	$238,225,255

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by
Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Credit Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017